Equity - Additional Information (Detail) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2009	Jun. 30, 2010
Equity, Class of Treasury Stock [Line Items]
Retirement benefit plan activity related to the adoption of the measurement date provision of pension accounting rules		$ 2,106
Balance of Accumulated other comprehensive (loss) income in Noncontrolling interests relates to foreign currency translation	26,844		18,519
Authorization to repurchase common shares	Under the program, the Company is authorized to repurchase an amount of common shares each fiscal year equal to the greater of 7.5 million shares or five percent of the shares outstanding as of the end of the prior fiscal year.
EITF 06-4
Equity, Class of Treasury Stock [Line Items]
Retirement benefit plan activity related to the adoption of new accounting rules for split dollar insurance arrangements		$ 3,391